Operating Lease Agreements (Schedule Of Rent Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Lease Agreements [Abstract]
Minimum rentals	$ 126,329	$ 117,006	$ 121,533
Contingent rentals based on sales	76,120	67,465	48,854
Total rent expense	$ 202,449	$ 184,471	$ 170,387